UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    THE BAUPOST GROUP, LLC
Address: 10 ST. JAMES AVENUE
         SUITE 2000
         BOSTON, MA  02116

13F File Number:  28-7120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      PAUL C. GANNON
Title:     CHIEF FINANCIAL OFFICER
Phone:     617-210-8300

Signature, Place, and Date of Signing:

     PAUL C. GANNON     BOSTON, MA     August 13, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     49

Form13F Information Table Value Total:     $985,918 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                         FORM 13F

                                                      INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                          ITEM 2          ITEM 3       ITEM 4      ITEM 5       ITEM 6    ITEM 7              ITEM 8
------                          -------         ------      ------- ---------------- --------  --------   --------------------------

                                                            VALUE  SHARES/  SH/ PUT/ INVSTMT OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP      (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS     SOLE     SHARED  NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACUSPHERE INC                  COM              00511R870     5591  2600582 SH       SOLE                  2600582
ALDABRA 2 ACQUISITION CORP     UNIT 99/99/9999  01408A202    12000  1200000 SH       SOLE                  1200000
CLEARPOINT BUSINESS RES INC    COM              185061108     2872   576700 SH       SOLE                   576700
COLUMBUS ACQUISITION CORP      COM              198851107     5558   750000 SH       SOLE                   750000
COLUMBUS ACQUISITION CORP      *W EXP 05/18/201 198851115      638   750000 SH       SOLE                   750000
COMMUNITY BANKERS ACQUISITN    COM              20361R101     6863   927400 SH       SOLE                   927400
CORE MARK HOLDING CO INC       COM              218681104    15192   422245 SH       SOLE                   422245
DOMTAR CORP                    COM              257559104    36828  3300000 SH       SOLE                  3300000
FIRST AMERN CORP CALIF         COM              318522307    49787  1005800 SH       SOLE                  1005800
FREEDOM ACQUISITION HLDGS IN   COM              35645F103    19818  1800000 SH       SOLE                  1800000
GENERAL FINANCE CORP           COM              369822101     2182   277215 SH       SOLE                   277215
GLOBAL LOGISTICS ACQUISITION   COM              379414105     9130  1160100 SH       SOLE                  1160100
GRUBB&ELLIS RLTY ADVISORS IN   COM              400096103    16981  2948100 SH       SOLE                  2948100
HANOVER COMPRESSOR CO          COM              410768105     5377   225438 SH       SOLE                   225438
HARBOR ACQUISITION CORPORATI   COM              41145X107     9447  1663200 SH       SOLE                  1663200
HARBOR ACQUISITION CORPORATI   *W EXP 04/25/201 41145X115     1433  3583000 SH       SOLE                  3583000
HD PARTNERS ACQUISITION CORP   COM              40415K100     8640  1129700 SH       SOLE                  1129700
HEALTHCARE ACQUISITION CP NE   COM              42224H104     1233   168900 SH       SOLE                   168900
HOME DEPOT INC                 COM              437076102    59025  1500000 SH       SOLE                  1500000
HORIZON LINES INC              COM              44044K101    15168   463000 SH       SOLE                   463000
HUTCHISON TELECOMM INTL LTD    SPONSORED ADR    44841T107     5694   292100 SH       SOLE                   292100
INDIA GLOBALIZATION CAP INC    COM              45408X100     6123  1066800 SH       SOLE                  1066800
INFORMATION SERVICES GROUP I   COM              45675Y104     3825   500000 SH       SOLE                   500000
INFORMATION SERVICES GROUP I   *W EXP 01/31/201 45675Y112      505   500000 SH       SOLE                   500000
INFOSPACE INC                  COM NEW          45678T201    21310   918138 SH       SOLE                   918138
JK ACQUISITION CORP            COM              47759H106     8429  1453300 SH       SOLE                  1453300
MARATHON ACQUISITION CORP      COM              565756103    41588  5277639 SH       SOLE                  5277639
MBF HEALTHCARE ACQUISITION C   UNIT 99/99/9999  552650202     4773   575000 SH       SOLE                   575000
MEDIA & ENTMT HOLDINGS INC     *W EXP 03/09/201 58439W116      812   725000 SH       SOLE                   725000
MEDIA & ENTMT HOLDINGS INC     COM              58439W108     5365   725000 SH       SOLE                   725000
MULTIMEDIA GAMES INC           COM              625453105    16701  1308873 SH       SOLE                  1308873
NATIONAL FUEL GAS CO N J       COM              636180101    21655   500000 SH       SOLE                   500000
NEWS CORP                      CL A             65248E104    41743  1968100 SH       SOLE                  1968100
NORTH AMERN INS LEADERS INC    COM              65687M104     9920  1293300 SH       SOLE                  1293300
OCEANAUT INC                   *W EXP 01/01/201 675227110      777   575800 SH       SOLE                   575800
OCEANAUT INC                   COM              675227102     4750   625000 SH       SOLE                   625000
OMNOVA SOLUTIONS INC           COM              682129101    38130  6302488 SH       SOLE                  6302488
QUANTA CAPITAL HLDGS LTD       SHS              G7313F106    16680  6950000 SH       SOLE                  6950000
SANTA MONICA MEDIA CORP        COM              802501106     5595   750000 SH       SOLE                   750000
SCHOOL SPECIALTY INC           COM              807863105    36110  1018893 SH       SOLE                  1018893
SHANGHAI CENTURY ACQUISIT CO   SHS              G80637104    11103  1321733 SH       SOLE                  1321733
SLM CORP                       COM              78442P106   247594  4300000 SH       SOLE                  4300000
STAR MARITIME ACQUISITION CO   COM              85516E107    34882  2845200 SH       SOLE                  2845200
SYNERON MEDICAL LTD            ORD SHS          M87245102    48227  1932936 SH       SOLE                  1932936
U.S. AUTO PARTS NETWORK INC    COM              90343C100     9195   972000 SH       SOLE                   972000
UNION STREET ACQ CORP          COM              908536105     4700   625000 SH       SOLE                   625000
UNIVERSAL COMPRESSION HLDGS    COM              913431102    47067   649466 SH       SOLE                   649466
VANTAGE ENERGY SERVICES INC    COM              92209F102     5130   675000 SH       SOLE                   675000
VICTORY ACQUISITION CORP       COM              92644D100     3772   400000 SH       SOLE                   400000